Commitments and Contingencies - Loss from Construction Contract Rescission (Detail) - USD ($) $ in Thousands		1 Months Ended
	Oct. 29, 2015	Aug. 31, 2018	Jan. 30, 2019	Dec. 31, 2018	Nov. 19, 2018	Dec. 31, 2017	Jan. 25, 2013
PDVIII and PDSI [Member]
Asset related to Zonda Arbitration
Cash			$ 4,600
Capital Addition Purchase Commitments | Drillships and related equipment | SHI
Asset related to Zonda Arbitration
Property and equipment				$ 75,000		$ 75,000
Predecessor
Asset related to Zonda Arbitration
Long-term receivable					$ 202,575	$ 202,575
Predecessor | Capital Addition Purchase Commitments | Drillships and related equipment | SHI
Asset related to Zonda Arbitration
Aggregate purchase price of vessels under construction							$ 517,500
Payments of advances on contract to purchase drillship	$ 181,100
Asserted claims		$ 387,400